SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ (2,878,901)	$ (2,735,297)	$ (1,529,678)
Cash flows from investing activities	(2,439,997)	(273,213)	(2,955,564)
Cash flows from financing activities	5,716,615	3,074,304	4,958,361
Effect of exchange rate changes	(33,246)	(839)	88,167
Net increase in cash and cash equivalents	364,471	64,955	561,286
Cash and cash equivalents at beginning of the year	658,154	593,199	31,913
Cash and cash equivalents at the end of the year	1,022,625	658,154	593,199
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	(1,581,748)	(3,710)
Cash flows from investing activities	(2,617,293)
Cash flows from financing activities	4,187,707	50,000
Effect of exchange rate changes	(9,545)	17
Net increase in cash and cash equivalents	(20,879)	46,307
Cash and cash equivalents at beginning of the year	46,307
Cash and cash equivalents at the end of the year	$ 25,428	$ 46,307